Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class IA
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 12,411	$ 11,699	$ 11,141	$ 11,375	$ 12,196	$ 12,289	$ 11,016	$ 11,098	$ 10,331	$ 9,768	$ 10,000
Class IB
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 12,125	11,464	10,937	11,200	12,037	12,147	10,920	11,029	10,295	9,766	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Account Value	$ 11,932	11,333	10,785	10,643	10,638	10,560	10,317	10,127	10,046	10,009	10,000
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Account Value	$ 11,932	$ 11,333	$ 10,785	$ 10,643	$ 10,638	$ 10,560	$ 10,317	$ 10,127	$ 10,046	$ 10,009	$ 10,000